Significant Accounting Policies (Policies)	12 Months Ended
Mar. 31, 2022
Accounting Policies [Abstract]
Use of estimates
a.
Use of estimates:

The consolidated financial statements are prepared in conformity with U.S. GAAP. The preparation of the consolidated financial statements in conformity with U.S. GAAP requires management to make estimates, judgements, and assumptions. Management believes that the estimates, judgements and assumptions used are reasonable based upon information available at the time they are made. These estimates, judgements and assumptions can affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the dates of the financial statements, and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

The Group’s most critical estimates are used in its determination of its sales incentives reserves, accounts receivable allowance, inventory reserves, income taxes, uncertain tax positions, fixed assets, intangible assets, derivative instruments, and contingencies. Estimates are periodically reviewed in light of changes in circumstances, facts and experience.

Financial statements in U.S. dollars
b.
Financial statements in U.S. dollars (“USD”):

A majority of the revenue of the Company and certain of its subsidiaries is generated in USD. In addition, a substantial portion of the costs of the Company and these subsidiaries is incurred in USD. Management believes that the USD is the primary currency of the economic environment in which the Company and these subsidiaries operate. Thus, the functional and reporting currency of the Company and its subsidiaries is the USD, requiring re-measurement from the local currency into USD for each of these entities. All exchange gains and losses resulting from the re-measurement are reflected in the Consolidated Statements of Operations as financial income or expense, as appropriate.

Prior to April 1, 2019, the functional currency of the Company’s Canadian subsidiary was the Canadian dollar (“CAD”). Accordingly, the financial statements of the Canadian subsidiary were translated into USD. All balance sheet accounts were translated using the exchange rates in effect at the balance sheet date. Amounts recorded in the Consolidated Statements of Operations were translated using the average exchange rate prevailing during the year. The resulting translation adjustments were reported as a component of shareholders’ equity under accumulated other comprehensive income.

Effective as of the Company’s fiscal year beginning April 1, 2019, Taro Canada’s functional currency became the USD. FASB ASC Topic 830, “Functional Currency Matters,” requires a change in functional currency to be reported as of the date it is determined there has been a change, and it is generally accepted practice that the change is made at the start of the most recent period that approximates the date of the change. Management determined it would enact this change effective on April 1, 2019. While the change was based on a factual assessment, the determination of the date of the change required management’s judgement given the change in the primary economic and business environment, in which Taro Canada operates, have evolved over time. As part of management’s functional currency assessment, changes in economic facts and circumstances were considered. This included analysis of changes in: management of operations, process, and in the composition of cash and marketable securities balances. The Company has centralized different functions, including treasury and investment portfolio measurement, which resulted in a stronger focus on the USD currency for Taro Canada. Additionally, as budgeting has also been centralized for the Company, Taro Canada has implemented budgeting in USD, whereas this was previously performed in CAD. Taro Canada’s cash inflows consist primarily of USD cash balances and less of CAD, as also reflected in the budget. The transfer of significant intangible assets to Taro Canada, as a result of the winding down of TNA, has reduced the relevance of the foreign currency position on the balance sheet of Taro Canada. The Group decided to focus Taro Canada’s sales market as the U.S. market, with the majority of all sales to the U.S. denominated in USD. This was followed by centralizing budgets and facilitating effective netting and hedging activities. Assuming current business operating model stays constant, management believes that the USD cash balances will continue to increase, while CAD cash balances will continue to produce a net outflow.

Management re-evaluated all indicators established in ASC 830-10-55-5 to determine the functional currency of Taro Canada. Such indicators include i) cash flow, ii) sales price, iii) sales market, iv) expense, v) financing and vi) intercompany transactions and arrangements. Management determined that the cash flow indicators and the sales market indicators were most relevant to Taro Canada operations and its primary economic environment. At the time of the assessment adopted on April 1, 2019, cash flows generated by Taro Canada that relate to its individual assets and liabilities now directly affect the Company’s cash flows and are readily available for remittance to the Company. The majority of cash flow from Taro Canada’s operations is denominated in USD, with the sales market for Taro Canada’s products now mostly in the U.S. Approximately 75% of Taro Canada’s revenue is to the U.S. market, with over 80% of Taro Canada’s plant production, in terms of units, being produced for the US market. Significant asset and liability line items on Taro Canada’s balance sheet are comprised almost solely (greater than 90%) of USD denominated transactions. Furthermore, most of Taro Canada’s generated cash flows are now invested in USD based cash and cash equivalents or marketable securities. Since such investments are short-term, cash is readily available for remittance to other Taro entities. Thus, the USD is the primary currency from which Taro Canada generates and accumulates cash.

When considering all relevant facts together, management concluded that the USD best reflects the currency of the primary economic environment in which Taro Canada currently operates. Therefore, USD is the functional currency as a result of the change in the most significant economic facts and circumstances from cash flow and sales market indicators, as well as intra-entity transactions and arrangements, which are material to Taro Canada. As a result, the Company adopted USD as the functional currency for Taro Canada effective April 1, 2019.

The change was accounted for prospectively from the date of the change in accordance with FASB ASC Topic 830, “Foreign Currency Matters.” The translated balances of monetary and nonmonetary assets and liabilities recorded in Taro Canada’s financial statements as of the end of the prior reporting period became the new accounting basis for those assets and liabilities in the period of the change. To the extent the entity had monetary assets and liabilities denominated in the old functional currency, such balances created transactional gains and losses subsequent to the change in functional currency. The amount recorded in the currency translation adjustment account for prior periods was not reversed upon the change in functional currency. The exchange rate on the date of the change became the historical rate for subsequent re-measurement of nonmonetary assets and liabilities into the new functional currency.

The following table summarizes the impact on both consolidated net income and other comprehensive income (loss) utilizing USD as the functional currency of Taro Canada as of March 31, 2020, compared to the related impact if the functional currency of Taro Canada would have remained CAD (excluding foreign exchange from transactions denominated in CAD recorded in the respective period):

	USD as Functional Currency (in USD)*	CAD as Functional Currency (in USD)**
		(Unaudited Pro Forma)
Financial (income) expense, net - attributed to foreign translation gain	$(14,838)	$(46,667)
Other comprehensive loss - attributed to foreign currency translation adjustments	$(1)	$(92,959)

*Based on consolidated amounts of the Group for the fiscal year ended March 31, 2020, which was the first fiscal year Taro Canada utilized USD as the functional currency. Includes Taro Canada amounts reported in USD with USD as functional currency.

**Based on unaudited pro forma consolidated amounts of the Group for the fiscal year ended March 31, 2020. Includes Taro Canada unaudited pro forma amounts reported in USD with CAD as functional currency.

Principles of consolidation
c.
Principles of consolidation:

The consolidated financial statements include the accounts of the Company and its subsidiaries. Intercompany transactions and balances have been eliminated in consolidation and non-controlling interest is included in shareholders’ equity.

On June 1, 2021, the Company and The Taro Development Corporation each transferred its ownership of the shares of Taro U.S.A. to Taro Canada. Taro U.S.A. is now 100% owned by Taro Canada, which remains 100% owned by the Company.

During the year ended March 31, 2022, the board of directors of Taro Canada approved two capital contributions in the amounts of $265.0 million and $107.6 million to Taro U.S.A. by reducing the Taro U.S.A.’s indebtedness to Taro Canada.

Cash and cash equivalents
d.
Cash and cash equivalents:

Cash equivalents are highly-liquid investments that are readily convertible into cash, typically with an original maturity of three months or less.

Short-term bank deposits:

Bank deposits with maturities of more than three months, but less than one year, are included in short-term deposits. Such deposits are stated at cost which approximates market value. The Company has short-term deposits on March 31, 2022, of $47.6 million and $0 on March 31, 2021.

Business combination
e.
Business combination

The Company allocates the purchase price of an acquired business to the tangible and intangible assets acquired and liabilities assumed based upon their estimated fair values on the acquisition date. Any excess of the purchase price over the fair value of the net assets acquired is recorded as goodwill. The amounts of revenues and earnings of the acquired business since the acquisition date are included in the Consolidated Statements of Operations.

Determining the fair value of assets acquired and liabilities assumed is judgmental in nature and can involve the use of significant estimates and assumptions. Fair value and useful life determinations are based on, among other factors, estimates of future expected cash flows, revenue growth rates, operating margins and appropriate discount rates used in computing present values. These estimates may materially impact the net income or loss in periods subsequent to acquisition through depreciation and amortization, and in certain instances through impairment charges, if assets become impaired in the future.

Transaction costs associated with the business combination are expensed as incurred and reflected in operating expenses. The allocation of the consideration transferred in certain cases may be subject to revision based on the final determination of fair values during the measurement period, which may be up to one year from the acquisition date. The Company includes the results of operations of the business that it has acquired in its consolidated results prospectively from the date of acquisition.

Marketable securities
f.
Marketable securities:

Marketable securities, consisting of both debt securities and equity securities, are comprised primarily of corporate bonds, government securities, U.S. Treasuries, certificates of deposit, municipal bonds, preferred stock, and commercial paper. The marketable debt securities were designated as available-for-sale (“AFS”). Accordingly, these securities are stated at fair value, with unrealized gains and losses reported in accumulated other comprehensive income, a separate component of shareholders’ equity. The equity securities with readily determinable fair values are carried at fair value, with changes in fair value reported in consolidated statements of operation.

Realized gains and losses on the sale of investments are included in financial income, net and are derived using the specific identification method for determining the cost of securities.

The amortized cost of debt securities is adjusted for amortization of premiums and accretion of discounts to maturity. Such amortization together with interest and dividends on securities are included in financial income, net.

The Company recognizes an impairment charge when a decline in the fair value of its investments in debt securities results in the value of the investments being below the cost basis of such securities and when such decline is judged to be other-than-temporary. Factors considered in making such a determination include the duration and severity of the impairment, the reason for the decline in value, the potential recovery period and the Company’s intent to sell, including whether it is more likely than not that the Company will be required to sell the investment before recovery of cost basis. For securities that are deemed other-than-temporarily impaired, the amount of impairment is recognized in financial income, net in the Consolidated Statements of Operations and is limited to the amount related to credit losses, while impairment related to other factors is recognized in other comprehensive income.

The Company adopted ASU No. 2016-13, “Financial Instruments – Credit Losses (Topic 326)” on April 1, 2020. In accordance with ASC 326-30, for an AFS debt security for which there is neither an intent nor a more-likely-than-not requirement to sell, an entity will record credit losses as an allowance, rather than a write-down of the amortized cost basis. As a result, entities will be able to record reversals of credit losses in current period income as they occur. Additionally, the allowance is limited by the amount that the fair value is less than the amortized cost basis, considering that an entity can sell its investment at fair value to avoid realization of credit losses. An entity should not consider the length of time that the security has been in an unrealized loss position to avoid recording a credit loss. Further, in determining whether a credit loss exists, the historical and implied volatility and recoveries or additional declines in the fair value after the balance sheet date should no longer be considered. Changes in the allowance will be recorded in the period of the change as credit loss expense (or reversal of credit loss expense). As of March 31, 2022, the adoption of ASU 2016-13 did not have a material impact on our financial position and results of operations.

During the years ended March 31, 2022, 2021, and 2020, the Company did not own or sell any marketable securities previously impaired.

The Company adopted ASU No. 2016-01, “Financial Instruments – Overall (Subtopic 825-10).” The amended guidance focuses on the recognition and measurement of financial assets and liabilities. The adoption of ASU 2016-01 did not have a material impact on our financial position and results of operations.

Allowance for doubtful accounts
g.
Allowance for doubtful accounts:

The allowance for doubtful accounts is calculated primarily with respect to specific balances, for which, in the opinion of management, collection of such balances is doubtful. The allowance, in the opinion of management, is sufficient to cover probable uncollectible balances.

The Company adopted ASU No. 2016-13, “Financial Instruments – Credit Losses (Topic 326)” on April 1, 2020. The new guidance requires an entity to measure the allowance for expected credit losses by utilizing information including historical data and current economic conditions, plus the use of reasonable supportable forecasts. The adoption of ASU 2016-13 did not have a material impact on our financial position and results of operations.

Inventories
h.
Inventories:

Inventories are stated at the lower of cost or net realizable value. Inventory reserves are provided to cover risks arising from slow-moving items, short-dated inventory, excess inventory, or obsolescence. Changes in these provisions are charged to cost of sales. Cost is determined as follows:

Raw and packaging materials – weighted-average cost basis.

Finished goods and work in progress – weighted-average production costs including materials, labor and direct and indirect manufacturing expenses.

Purchased products for commercial purposes – weighted-average cost basis.

Taxes
i.
Taxes:
(1)
Deferred income taxes:

Deferred income taxes are determined utilizing the “asset and liability” method based on the estimated future tax effects of temporary differences between the financial accounting and tax basis of assets and liabilities under the applicable tax laws, and on tax rates anticipated to be in effect when the deferred taxes are expected to be paid or realized. A valuation allowance is provided if, based upon the weight of available evidence, it is “more likely than not” that a portion of the deferred tax assets will not be realized. For the years ended March 31, 2022 and 2021, in accordance with the required updates in ASU No. 2015-17, all deferred tax liabilities and assets are classified as non-current.

(2)
Tax contingencies:

The Company follows a two-step approach to recognizing and measuring a liability for uncertain tax positions. The first step is to evaluate the tax position taken or expected to be taken in a tax return by determining if the weight of available evidence indicates that it is more likely than not that, on an evaluation of the technical merits, the tax position will be sustained on audit, including resolution of any related appeals or litigation processes. The second step is to measure the tax benefit as the largest amount that is more than 50% likely to be realized upon ultimate settlement. In addition, the Company classifies interest and penalties recognized in the financial statements relating to uncertain tax positions under the provision for income taxes. A liability for unrecognized tax benefits was recorded in accordance with ASC 740 amounting to $34,578 and $26,921 as of March 31, 2022 and 2021, respectively.

(3)
Income taxes:

Income taxes are accounted for in accordance with the use of the liability method, whereby deferred tax asset and liability account balances are determined for temporary differences between the financial reporting and tax basis of assets and liabilities, and for carryforward losses and credits. Deferred taxes are measured using tax rates and laws that will be in effect when the differences are expected to reverse. In certain cases management determined that it was more likely than not that the Company will not benefit from the deferred tax assets in subsidiaries, and a valuation allowance was provided against the deferred tax assets carried by such subsidiaries. In future years, if it is more likely than not that the subsidiary will be in a position to utilize its deferred tax asset, the valuation allowance for such assets will be modified.

Property, plant and equipment
j.
Property, plant and equipment:
(1)
Property, plant and equipment is stated at cost, net of accumulated depreciation. Payroll and other costs that are direct incremental costs necessary to bring an asset to the condition of its intended use incurred during the construction and validation period of property, plant, and equipment are capitalized to the cost of such assets.
(2)
Depreciation is calculated utilizing the straight-line method over the estimated useful lives of the assets, from the date the assets are ready for their intended use, at the following annual rates:

%
Building	2.5 - 10
Machinery and equipment	5 - 10
Motor vehicles	20
Furniture, fixtures, office equipment, computer equipment and software	6 - 33

Leasehold improvements are depreciated using the straight-line method over the shorter of their useful lives or the terms of the leases (generally five-ten years).

(3)
Certain costs incurred for computer software developed or obtained for internal use is required to be capitalized. As of March 31, 2022 and 2021, the Group capitalized $20,298 and $17,332 of software costs, respectively. As of March 31, 2022, 2021 and 2020, capitalized internal costs, were $0 for all three years.
(4)
Software costs are amortized using the straight-line method over their estimated useful life (generally three to five years). The Company capitalizes qualifying internally developed software development costs incurred during the application development stage, as long as it is probable the project will be completed, and the software will be used to perform the function intended, Capitalization of such costs ceases once the project is substantially complete and ready for its intended use. Costs related to maintenance of internal-use software are expensed in the period incurred. If capitalized projects are determined to no longer be in use, they are impaired, and the costs and accumulated depreciation are removed from the accounts. The resulting loss on impairment, if any, is included in the consolidated statements of operations in the period of impairment.

Lease of land from Israel Land Administration
k.
Lease of land from the Israel Land Authority (“ILA”):

The Company leases several parcels of land from the ILA. The lease period of the industrial parcels ends between 2018 and 2060. The Company has the right to extend the lease agreement ended 2018 for an additional period of 49 years and is currently in the process of extending the lease agreement. The ILA lease agreements are standard agreements covering substantial portions of the land of Israel. The standard agreements call for a lease period of 49 years, with an option for one additional Lease Period (i.e., total of 98 years). A majority of the Company’s leases are in the beginning of the second 49 year period, and the remaining leases still in the first 49 year period have the option for the one additional lease period. The ownership of the land is not transferred at the end of the lease period, however, in certain conditions the lessee may purchase the land from the ILA. The expectation, based on practice and accumulated experience is that the renewal price would be substantially below fair market value. Since such leases do not qualify as a capital lease, they are being accounted for as operating leases. The prepaid lease amount is included in long-term receivables and other assets and amortized over the term of the lease.

As of April 1, 2019, the Company commenced lease accounting in accordance with ASU 2016-02, “Leases (Topic 842).” Refer to Note 9 and Note 13 for additional details on lease accounting.

Goodwill
l.
Goodwill:

The goodwill of the Company is not amortized, but rather is subject to an annual impairment test on March 31 (or more frequently if impairment indicators arise).

The Group operates in one operating segment, comprising its only reporting unit. As of April 1, 2020, the Company adopted ASU 2017-04 in which the goodwill impairment tests are now conducted in one step. In this step, if it is determined that the net book value of the reporting unit exceeds its fair value, impairment will be recorded for the difference.

The Company determined the fair value using the market approach, which is based on the market capitalization by using the share price of the Company on the NYSE and an appropriate control premium. As of March 31, 2022 and 2021, the market capitalization of the Company was higher than the net book value, therefore no impairment was recorded.

Contingencies
m.
Contingencies:

The Company may be involved in various patent, product liability, consumer, commercial, or environmental claims, government investigations, and other legal proceedings that arise from time to time in the ordinary course of business. Except for income tax contingencies, the Company records accruals for these types of contingencies to the extent that the Company concludes their occurrence is probable and that the related liabilities are estimable. The Company records anticipated recoveries under existing insurance contracts that are virtually certain of occurring and at the gross amount that is expected to be collected.

Intangible assets and deferred charges and long-lived assets
n.
Intangible assets and deferred charges and long-lived assets:

Intangible assets and deferred charges:

Acquired intangible assets and product rights to be held and used are amortized over their useful life of a weighted-average amortization period of between five to 20 years using a straight-line method of amortization that reflects the pattern in which the economic benefits of the intangible assets are consumed or otherwise used up.

Long-lived assets:

The Group’s long-lived assets, excluding goodwill, are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Impairment exists when the carrying amount of the asset exceeds the aggregate future undiscounted cash flows expected to be generated by the asset. The impairment to be recognized is measured by the amount by which the carrying amount of the assets exceeds the fair value of the asset. During the years ended March 31, 2022 and 2021, the Company did not record any impairment charge.

Comprehensive income
o.
Comprehensive income:

The comprehensive income statement establishes standards for the reporting and display of comprehensive income and its components in a full set of general purpose financial statements. Comprehensive income generally represents all changes in shareholders’ equity during the period except those resulting from investments by, or distributions to, shareholders. The Company determined that its items of other comprehensive income relates to unrealized gains and losses on available for sale securities and foreign currency translation adjustments.

Treasury shares
p.
Treasury shares:

The Company repurchases its ordinary shares from time to time on the open market and holds such shares as treasury stock. The Company presents the cost to repurchase treasury stock as a reduction of shareholders’ equity. During the years ended March 31, 2022, 2021, and 2020, the Company repurchased 341,413 shares, 332,033 shares, and 280,719 shares, respectively.

For the year ended March 31, 2022, the shares were repurchased in accordance with a Rule 10b5-1 program.

On November 15, 2019, the Company commenced a modified “Dutch auction” tender offer to repurchase up to $225 million in value of its ordinary shares. In accordance with the terms and conditions of the tender offer, which expired on December 16, 2019, the Company accepted for payment 280,719 ordinary shares at the final purchase price of $91.00 per share.

When treasury stock is reissued, the Company charges the excess of the purchase cost, including related share-based compensation expenses, over their issuance price (loss) to retained earnings. The purchase cost is calculated based on the specific identification method. The Company did not reissue treasury shares during the three years ended March 31, 2022, 2021 and 2020.

In cases where the purchase cost is lower than the re-issuance price, the Company credits the difference to additional paid-in capital.

Revenue recognition
q.
Revenue recognition:

The Company ships products to its customers only in response to, and to the extent of, the orders that customers submit to the Company. Depending on the terms of our customer arrangements, revenue is generally recognized when the product is received by the customer (“FOB Destination Point”) or at the time of shipment (“FOB Shipping Point”).

When the Company recognizes and records revenue from the sale of its pharmaceutical products, the Company, in the same financial reporting period, records an estimate of various future deductions related to the sale. This has the effect of reducing the amount of reported product sales. These deductions include the Company’s estimates, which may require significant judgement of chargebacks, product returns, rebates, and other sales deductions.

Chargebacks result from pricing arrangements the Company has with end-user customers establishing contract prices which are lower than the wholesalers’ acquisition costs or invoice prices. When these customers buy the Company’s products from their wholesaler of choice, the wholesaler issues a credit memo (chargeback) to the Company for the difference between the invoice price and the end-user contract price. Chargeback reserves are estimated using current wholesaler inventory data and historical data.

Product returns result from agreements allowing the Company’s customers to return unsold inventory that is expired or close to expiration and such returns are deducted from revenue. Product return reserves are calculated using the average lag period between sales and product expiry, historical product returns experience, and specific return exposures to estimate the potential obligation for returns of inventory in the distribution channel.

Rebates result from contractual agreements with the Company’s customers and are earned based on the Company’s direct sales to customers or the Company’s customers’ sales to third parties. Rebate reserves from the Company’s direct sales to customers and the Company’s customers’ sales to third parties are estimated using historical and contractual data.

The Company generally offers discounts to its customers for payments within a certain period of time. Cash discount reserves are calculated by multiplying the specified discount percentage by the outstanding receivable at the end of each period.

Reserves for returns, Medicaid and indirect rebates are included in current liabilities. All other sales deductions allowances are recorded as accounts receivable reserves. The reserve for returns is included in current liabilities as substantially all of these returns will not be realized until after the year-end accounts receivable balances are settled. Medicaid and indirect rebates are included in current liabilities because the Company does not have direct customer relationships with any of the payees.

The Company offers incentives to certain resellers and retailers through various marketing programs where the Company agrees to reimburse them for advertising costs incurred to include the Company’s products. The Company accounts for these in accordance with FASB ASU No. 2014-09, “Revenue from Contracts with Customers (Topic 606),” as reductions of revenue unless the customer receives an identifiable benefit in exchange for the consideration that is sufficiently separable from the customer’s purchase of the products and the fair value of the benefits can be reasonably estimated.

Research and development
r.
Research and development:

Research and development expenses are charged to expense as incurred. Payments made for research and development services prior to the services being rendered are recorded as prepaid expenses on our Consolidated Balance Sheet and expensed as provided.

Royalty-bearing grants
s.
Royalty-bearing grants:

Royalty-bearing grants from the government of Israel through the Israeli National Authority for Technological Innovation (the “IIA”) (formerly operating as Office of the Chief Scientist of the Ministry of Economy of the State of Israel) for funding approved research and development projects are recognized at the time the Company is entitled to such grants, on the basis of the related costs incurred. The Company did not earn any grants during the years ended March 31, 2022, 2021 and 2020.

Advertising expenses
t.
Advertising expenses:

The Group expenses advertising costs as incurred. Product samples are recorded within prepaid expenses on the Consolidated Balance Sheet and recorded within advertising expenses when provided to potential customers. Advertising expenses were $8,280, $5,681, and $4,902 for the years ended March 31, 2022, 2021 and 2020, respectively.

Sales and other taxes collected and remitted to governmental authorities
u.
Sales and other taxes collected and remitted to governmental authorities:

The Company collects various taxes from customers and remits them to governmental authorities. These taxes are recorded on a net basis and therefore do not impact the Statement of Operations.

Basic and diluted net income per share attributable to Taro
v.
Basic and diluted net (loss) income per ordinary share attributable to Taro:

Basic net (loss) income per ordinary share is calculated based on the weighted-average number of ordinary shares outstanding during each year. Diluted net (loss) income per ordinary share is calculated based on the weighted-average number of ordinary shares outstanding during each year, plus potential dilutive ordinary shares considered outstanding during the year (except where anti-dilutive).

Freight and distribution costs
w.
Freight and distribution costs:

The Company’s accounting policy is to classify shipping and handling costs as a part of sales and marketing expense. Freight, distribution costs, and distribution warehousing costs related to shipping and handling to customers, primarily through the use of common carriers or external distribution services amounted to $22,576, $13,202, and $11,954 for the years ended March 31, 2022, 2021 and 2020, respectively.

Concentrations of credit risk
x.
Concentrations of credit risk:

Financial instruments that potentially subject the Group to concentrations of credit risk consist principally of cash and cash equivalents, short and long-term marketable securities, and trade receivables. Cash and cash equivalents are principally invested in major banks in Israel, the U.S., and Canada. Such deposits in the U.S. may be in excess of insured limits and are not insured in other jurisdictions. Management believes that the financial institutions that hold the Group’s cash and cash equivalents, and the investments that comprise the short and long-term marketable securities, are financially sound and a low credit risk therefore exists with respect to these financial instruments. These deposits may be redeemed upon demand and, therefore, bear minimal risk.

The Group’s trade accounts receivables are mainly derived from sales to customers in the U.S., Canada, Europe, and Israel. On March 31, 2022, two different customers represented approximately 41.6% and 22.6% of the Company’s trade accounts receivable. The Group has adopted credit policies and standards intended to mitigate inherent risk while accommodating sales growth. The Group performs ongoing credit evaluations of its customers’ financial condition when deemed necessary, but does not require collateral for its customers’ accounts receivable.

Fair value of financial instruments
y.
Fair value of financial instruments:

The carrying amount of cash and cash equivalents, trade and other receivables, trade payables and other payables approximate their fair value, due to the short-term maturities of these instruments.

As of March 31, 2022 and 2021, the Company did not have any amounts outstanding under borrowing arrangements.

The fair value of currency and interest rate contracts is determined by discounting to the present all future cash flows of the currencies to be exchanged at interest rates prevailing in the market for the period the currency exchanges are due and expressing the results in USD at the current spot foreign currency exchange rate.

Accounting for derivatives
z.
Accounting for derivatives:

The Company recognizes all of its derivative instruments as either assets or liabilities at fair value, in the Consolidated Balance Sheet. The accounting for changes (i.e., gains or losses) in the fair value of a derivative instrument depends on whether the instrument has been designated and qualifies as part of a hedging relationship and on the type of hedging relationship. For derivative instruments that are designated and qualify as hedging instruments, a company must designate the hedging instrument as a fair value hedge, cash flow hedge, or a hedge of a net investment in a foreign operation. For derivatives which qualify as a fair value hedge, changes in fair value are reported with the carrying amount of the hedged asset or liability with cash flows reported on the Consolidated Statement of Cash Flows consistent with the classification of cash flows from the underlying items being hedged. For derivatives that qualify as a cash flow hedge, the effective portion of these derivatives’ fair value is initially reported as a component of other comprehensive income with cash flows reported on the Consolidated Statement of Cash Flows consistent with the classification of cash flows from the underlying items being hedged. The designation is based upon the nature of the exposure being hedged. On March 31, 2022, 2021, and 2020, the Company had derivative instruments designated as hedging instruments.

As of October 1, 2018, the Company commenced hedging accounting for Israel in accordance with ASU No. 2017-12, “Derivatives and Hedging (Topic 815).” The effective date of this standard is for annual periods beginning after December 15, 2018, however the Company early adopted as a result of hedging accounting implementation. The Company elected to designate the entire change in the hedging derivatives’ value including the forward component, using the “critical terms match” method. Since the Company uses the “critical terms match,” no effectiveness test is needed and the entire change in the designated value of the derivative is assumed to be effective. The Company assesses the critical terms as follows: the forward is for the purchase of the same quantity, at the same currency, at the same time and at the same location as the hedged forecasted payment.

According to ASU 2017-12, for purposes of assessing whether the qualifying criteria for the critical terms match method are met for a group of forecasted transactions, an entity may assume that the hedging derivative matures at the same time as the forecasted transactions if both the derivative maturity and the forecasted transactions occur within the same 31-day period or fiscal month. The Company elected to deem the time criterion as qualified according to the 31-day period method. The company is aware that if any of the critical terms cease to exist or if the counterparty credit rating becomes significant, then the critical terms method cannot be continued. In such a case the company will use a “long haul method” in order to assess the hedge effectiveness or will discontinue the hedging relationship. The effective portion of the designated value is reported under a hedging reserve in other comprehensive income during the hedge period. Once the hedged item affects statement of operations, the hedging reserve value is reclassified to the same item. The ineffective portion, if any, is reported in statement of operations.

For derivative instruments not designated as hedging instruments for accounting purposes, the gain or loss is recognized in financial income, net in the Consolidated Statement of Operations during the period of change with the cash flows reported on the Consolidated Statements of Cash Flows consistent with the classification of cash flows from the underlying items being hedged. See Note 10.

Fair value measurements
aa.
Fair value measurements:

There is a fair value hierarchy that distinguishes between assumptions based on market data obtained from independent sources (observable inputs) and those based on an entity’s own assumptions (unobservable inputs).

Impact of recently adopted accounting standards
bb.
Impact of recently adopted accounting standards:

In March 2020, the FASB issued ASU 2020-04 “Reference Rate Reform (Topic 848).” The guidance provides optional expedients and exceptions for applying U.S. GAAP to contracts, hedging relationships, and other transactions affected by reference rate reform if certain criteria are met. The guidance applies only to contracts, hedging relationships, and other transactions that reference LIBOR or another reference rate expected to be discontinued because of reference rate reform. In January 2021, the FASB issued ASU No. 2021-01, “Reference Rate Reform - Scope (Topic 848)” which focuses on expanding the scope of Topic 848 to include derivative instruments impacted by discounting transition. The guidance was effective for the Company fiscal year beginning April 1, 2021, including interim periods within that year. The adoption of ASU 2021-01 does not have a material impact on our financial position or results of operations.

In December 2019, the FASB issued ASU No. 2019-12, “Simplifying the Accounting for Income Taxes.” The guidance focuses on simplifying accounting for income taxes by removing certain exceptions and simplifying certain requirements under Topic 740. The guidance was effective for the Company’s fiscal year beginning April 1, 2021. The adoption of ASU 2019-12 does not have a material impact on our financial position or results of operations.

In August 2018, the FASB issued ASU No. 2018-14, “Compensation – Retirement Benefits – Defined Benefit Plans – General (Subtopic 715-20).” The guidance focuses on additional disclosure of reasons for significant gains and losses to changes in the benefit obligation for the period, in addition to removal and clarification of existing disclosures. The guidance was effective for the Company’s fiscal year beginning April 1, 2021, on a retrospective basis. The adoption of ASU 2018-14 does not have a material impact on our financial position or results of operations.

Impact of recently issued accounting standards not yet adopted:

In March 2022, the FASB issued ASU 2022-01, “Derivatives and Hedging (Topic 815) - Fair Value Hedging - Portfolio Layer Method.” ASU 2022-01 clarifies the guidance in ASC Topic 815 on fair value hedge accounting of interest rate risk for portfolios of financial assets, and amends the guidance in ASU 2017-12, “Derivatives and Hedging (Topic 815): Targeted Improvements to Accounting for Hedging Activities”, that, among other things, established the “last-of-layer” method for making the fair value hedge accounting for these portfolios more accessible. ASU 2022-01 renames that method the “portfolio layer” method. The provisions of ASU No. 2022-01 are effective for annual periods beginning after December 15, 2022, including interim periods within those fiscal years. Early adoption is permitted. The Company is currently evaluating the impact of this ASU on its consolidated financial statements.

In November 2021, the FASB issued ASU 2021-10, “Government Assistance (Top 832): Disclosures by Business Entities about Government Assistance.” ASU 2021-10 is intended to increase the transparency of government assistance including the disclosure of (1) the types of assistance, (2) an entity’s accounting for the assistance, and (3) the effect of the assistance on an entity’s financial statements. Diversity currently exists in the recognition, measurement, presentation, and disclosure of government assistance received by business entities because of the lack of specific authoritative guidance. Requiring disclosures about government assistance in the notes to financial statements will provide comparable and transparent information to investors and other financial statement users to enable them to understand an entity’s financial results and prospects for future cash flows. This standard is effective for all entities, for fiscal years beginning after December 15, 2022, including interim periods within those fiscal years. Early adoption is permitted. The Company does not expect ASU No. 2021-10 to have a significant impact on its results of operations, financial position and cash flows and related disclosures

In October 2021, the FASB issued ASU 2021-08, “Business Combinations (Topic 805), Accounting for Contract Assets and Contract Liabilities from Contracts with Customers.” ASU 2021-08 improves the accounting for acquired revenue contracts with customers in a business combination by addressing diversity in practice and inconsistency related to (1) Recognition of an acquired contract liability, and (2) Payment terms and their effect on subsequent revenue recognized by the acquirer. This amendment is effective for all entities, for fiscal years beginning after December 15, 2022, including interim periods within those fiscal years. Early adoption is permitted. The adoption of ASU 2021-08 does not currently impact the Company’s financial statements. The Company is currently evaluating the impact of this ASU on its consolidated financial statements.

In July 2021, the FASB issued ASU 2021-05, “Lease (Topic 842), Lessors - Certain Leases with Variable Lease Payments.” ASU 2021-05 amends the lease classification requirements for lessors when classifying and accounting for a lease with variable lease payments that do not depend on a reference rate index or a rate. The update provides criteria, that if met, the lease would be classified and accounted for as an operating lease. It is intended to increase transparency and comparability among organizations. This amendment is effective for all entities, for fiscal years beginning after December 15, 2021, including interim periods within those fiscal years. Early adoption is permitted. The Company is currently evaluating the impact of the adoption of this ASU on the Company’s consolidated financial statements, but does not believe the adoption of this standard will have a material impact on the Company’s consolidated financial statements.

In May 2021, the FASB issued ASU 2021-04, “Earnings Per Share (Topic 260), Debt-Modifications and Extinguishments (Subtopic 470-50), Compensation-Stock Compensation (Topic 718), and Derivatives and Hedging-Contracts in Entity’s Own Equity (Subtopic 815-40).” The ASU addresses issuer’s accounting for certain modifications or exchanges of freestanding equity-classified written call options. This amendment is effective for all entities, for fiscal years beginning after December 15, 2021, including interim periods within those fiscal years. Early adoption is permitted. The Company does not intend to early adopt and does not believe adoption of this ASU will have a material impact on its consolidated financial statements.

In August 2020, the FASB issued ASU 2020-06, “Debt – Debt with Conversion and Other Options (Subtopic 470- 20) and Derivatives and Hedging – Contracts in Entity’s Own Equity (Subtopic 815-40): Accounting for Convertible Instruments and Contracts in an Entity’s Own Equity (ASU 2020-06)”, to reduce complexity in applying GAAP to certain financial instruments with characteristics of liabilities and equity. The guidance in ASU 2020-06 simplifies the accounting for convertible debt instruments and convertible preferred stock by removing the existing guidance in ASC 470-20, “Debt:

Debt with Conversion and Other Options,” that requires entities to account for beneficial conversion features and cash conversion features in equity, separately from the host convertible debt or preferred stock. The guidance in ASC 470-20 applies to convertible instruments for which the embedded conversion features are not required to be bifurcated from the host contract and accounted for as derivatives.

In addition, the amendments revise the scope exception from derivative accounting in ASC 815-40 for freestanding financial instruments and embedded features that are both indexed to the issuer’s own stock and classified in stockholders’ equity, by removing certain criteria required for equity classification. These amendments are expected to result in more freestanding financial instruments qualifying for equity classification (and, therefore, not accounted for as derivatives), as well as fewer embedded features requiring separate accounting from the host contract.

The amendments in ASU 2020-06 further revise the guidance in ASC 260, “Earnings Per Share,” to require entities to calculate diluted earnings per share (EPS) for convertible instruments by using the if-converted method. In addition, entities must presume share settlement for purposes of calculating diluted EPS when an instrument may be settled in cash or shares.

ASU 2020-06 is applicable for fiscal years beginning after December 15, 2021, with early adoption permitted no earlier than fiscal years beginning after December 15, 2020. The Company did not early adopt and continues to evaluate the impact of the provisions of ASU 2020-06 on its consolidated financial statements.